Other Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Assets [Abstract]
Other Assets	$ 814,874	$ 703,065
Servicing advances, net of allowance	225,436	125,118
Foreclosure claims receivable, net of allowance	208,226	196,952
Income Taxes Receivable	71,372	0
Accrued interest receivable	66,782	82,965
Corporate advances, net	64,702	47,778
Goodwill	46,859	46,859	10,238
Other real estate owned, net of valuation allowance	29,034	55,277	62,120	56,616
Fair value of derivatives, net	28,170	33,261
Prepaid assets	12,270	8,841
Margin receivable, net	6,370	40,260
Intangible assets, net	5,813	7,921
Other	49,840	57,833
Servicing Advances On Mortgage Loans Allowance	9,642	11,518
Foreclosure Claims Receivable Allowance	14,398	11,721
Corporate advances allowance	6,168	8,967
Real Estate Owned, Valuation Allowance	$ 5,958	$ 16,051